Wanger Advisors Trust

                         Wanger International Small Cap

                       Supplement dated August 8, 2005 to
                          Prospectus dated May 1, 2005

On July 25, 2005, the board of trustees, including a majority of the independent trustees, approved an additional breakpoint in the advisory fees paid by Wanger International Small Cap to Columbia Wanger Asset Management, L.P. ("Columbia WAM") at net asset levels in excess of $500 million. Effective August 1, 2005, the advisory fees paid by Wanger International Small Cap to Columbia WAM will be as follows: 1.15% annually on the first $100 million in net assets, 1.00% on the next $150 million, 0.95% on the next $250 million, and 0.85% annually on net assets in excess of $500 million.


                                                               SUP-47/89538-0805
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                              Wanger Advisors Trust

                         Wanger International Small Cap


                       Supplement dated August 8, 2005 to
                       Statement of Additional Information
                                dated May 1, 2005


On July 25, 2005, the board of trustees, including a majority of the independent trustees, approved an additional breakpoint in the advisory fees paid by Wanger International Small Cap to Columbia Wanger Asset Management, L.P. Effective August 1, 2005, the advisory fees paid by Wanger International Small Cap as shown in the column "Annual Fee Rate" on page 23 of the Statement of Additional Information are deleted and replaced as follows:

                                                  Annual Fee Rate
                                       (as a percent of average net assets)
Wanger International Small Cap         First $100 million:  1.15%
                                       $100 million to $250 million: 1.00%
                                       $250 million to $500 million: 0.95%
                                       $500 million and over: 0.85%


                                                               SUP-47/89538-0805